Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,091	$ 4,952
Credit facilities utilized:
Short-term borrowings	(69)	(209)
Long-term debt (includes current portion)	(22,747)	(21,535)
Letters of credit outstanding	(128)	(129)
Credit facilities unutilized	3,843	3,943
Current installments of long-term debt	1,037	705
Credit facility
Credit facilities utilized:
Current installments of long-term debt	$ 601	$ 312
Long-term debt weighted average interest rate (percent)	2.90%	2.50%
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (69)	$ (209)
Short-term debt weighted average interest rate (percent)	3.00%	1.80%
Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (includes current portion)	$ (1,051)	$ (671)
Long-term credit facility borrowings | Credit facility
Credit facilities utilized:
Long-term debt (includes current portion)	(1,051)	$ (671)
REGULATED
Line of Credit Facility [Line Items]
Total credit facilities	3,706
Credit facilities utilized:
Letters of credit outstanding	(69)
Credit facilities unutilized	2,765
REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings	(69)
REGULATED | Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (includes current portion)	(803)
NON-REGULATED
Line of Credit Facility [Line Items]
Total credit facilities	1,385
Credit facilities utilized:
Letters of credit outstanding	(59)
Credit facilities unutilized	1,078
NON-REGULATED | Credit facility
Credit facilities utilized:
Short-term borrowings	0
NON-REGULATED | Long-term credit facility borrowings
Credit facilities utilized:
Long-term debt (includes current portion)	$ (248)